FLRU P1 12/22

SUPPLEMENT DATED DECEMBER 23, 2022

TO THE PROSPECTUS

DATED AUGUST 1, 2022

OF

FRANKLIN FTSE RUSSIA ETF (“THE FUND”)

(a series of Franklin Templeton ETF Trust (the “Trust”))

The information in this supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund:

On July 20, 2022, the Board of Trustees of the Trust (the “Board”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders.

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022.

The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve.

While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies and will experience significantly higher tracking error than is typical for the Fund. Furthermore, because of the halt in secondary market trading in the Fund and the anticipated delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund will no longer be an exchange-traded fund and we cannot assure you that there will be a trading market for your shares. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.

If you are subject to federal income tax, the liquidation of the Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the liquidation (if trading resumes for Fund shares) will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, the Fund may declare taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis. However, you may not be able to recognize a loss until you receive the final distribution in a series of liquidating distributions. Please consult your personal tax advisor about the potential tax consequences.

Please consult the Fund’s website for future updates about the Fund and the status of the liquidation. For more information, visit https://www.franklintempleton.com or call (800) DIAL BEN®/342-5236.

Please keep this supplement with your Prospectus for future reference.

FLRU SA1 12/22

SUPPLEMENT DATED DECEMBER 23, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 1, 2022

OF

FRANKLIN FTSE RUSSIA ETF (“THE FUND”)

(a series of Franklin Templeton ETF Trust (the “Trust”))

The information in this supplement updates information in, and should be read in conjunction with, the SAI for the Fund:

On July 20, 2022, the Board of Trustees of the Trust (the “Board”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders.

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022.

The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve.

While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies and will experience significantly higher tracking error than is typical for the Fund. Furthermore, because of the halt in secondary market trading in the Fund and the anticipated delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund will no longer be an exchange-traded fund and we cannot assure you that there will be a trading market for your shares. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.

If you are subject to federal income tax, the liquidation of the Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the liquidation (if trading resumes for Fund shares) will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, the Fund may declare taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis. However, you may not be able to recognize a loss until you receive the final distribution in a series of liquidating distributions. Please consult your personal tax advisor about the potential tax consequences.

Please consult the Fund’s website for future updates about the Fund and the status of the liquidation. For more information, visit https://www.franklintempleton.com or call (800) DIAL BEN®/342-5236.

Please keep this supplement with your SAI for future reference.